Equity - Schedule of Warrants Activity (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of Warrants, Outstanding Beginning	2,450,287	312,078	74,435
Number of Warrants, Issued	223,200	2,138,209	247,209
Number of Warrants, Exercised
Number of Warrants, Forfeited	(136,223)
Number of Warrants, Outstanding Ending	2,537,264	2,450,287	312,078
Number of Warrants, Exercisable	2,537,264	2,450,287
Weighted Average Exercise Price, Outstanding Beginning	$ 5.51	$ 23.66	$ 63.21
Weighted Average Exercise Price, Issued	5.55	4.88	12.74
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited	26.42
Weighted Average Exercise Price, Outstanding Ending	4.39	5.51	$ 23.66
Weighted Average Exercise Price, Exercisable	$ 4.39	$ 5.51
Weighted Average Remaining Life In Years, Outstanding Beginning	3 years 8 months 12 days	3 years 3 months 19 days	1 year 10 months 25 days
Weighted Average Remaining Life In Years, Outstanding Ending	3 years 8 months 12 days	3 years 8 months 12 days	3 years 3 months 19 days
Weighted Average Remaining Life In Years, Exercisable	3 years 8 months 12 days	3 years 8 months 12 days